Discontinued Operations - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Accounts payable	$ 2.5	$ 2.5	$ 2.6	$ 2.6
Accrued expenses	$ 0.7	$ 0.7	$ 0.7	$ 0.7